SHARE-BASED PAYMENTS (Details 1) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Options outstanding at January 1	99,717	113,760	127,265
Options exercised during the period			(5,247)
Options forfeited during the period	(11,756)	(14,043)	(8,258)
Options outstanding at the end of the year	87,961	99,717	113,760